Leases - Summary of Roll-forward of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Beginning balance	€ 628	€ 541
Increases	32	147
Acquired in business combinations	3	11
Payments	(79)	(54)
Interest expense	41	38	€ 0
Decreases	0	(28)
Lease incentives received	20	15	0
Increases in lease incentives receivable	(1)	(47)
Exchange differences	(36)	5
Ending balance	€ 608	€ 628	€ 541